MANNING & NAPIER FUND, INC.

(the “Fund”)

Pro-Blend Conservative Term Series – Class I, L, R, S, W and Z

Pro-Blend Moderate Term Series – Class I, L, R, S, W and Z

Pro-Blend Extended Term Series – Class I, L, R, S, W and Z

Pro-Blend Maximum Term Series – Class I, L, R, S, W and Z

(together, the “Pro-Blend Series”)

Equity Series – Class S and W

Overseas Series – Class I, S, W and Z

(together with the Pro-Blend Series, the “Series”)

Supplement dated January 30, 2023 to the

Statement of Additional Information for the Series dated March 1, 2022,

as supplemented September 21, 2022 and November 14, 2022 (the “SAI”)

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective January 30, 2023 (the “Effective Date”), the portfolio management teams of the Series will change as follows:

1.	Ebrahim Busheri, CFA ® will no longer serve as a member of the Pro-Blend Series, Equity Series, and Overseas Series’ portfolio management teams.

2.	Jay M. Welles will become a member of the Pro-Blend Series’ portfolio management teams.

Accordingly, as of the Effective Date, the SAI is hereby supplemented and revised as follows:

3.	The information relating to Mr. Busheri and Mr. Welles in the first table in the “Portfolio Managers” section of the SAI is hereby deleted and replaced by the following:

Name and Title	Fund Management Role	Dollar Range of Equity Securities Beneficially Owned by the Portfolio Manager in the Series covered by this SAI*	Aggregate Dollar Range of Equity Securities Beneficially Owned By the Portfolio Manager in All Manning & Napier Fund Series*
Jay M. Welles, CFA®, Head of Core Equities, Managing Director of Technology Group**	Member of Pro-Blend Series, Equity Series and Overseas Series Portfolio Management Teams	Equity Series – between $100,001 and $500,000 Overseas Series – between $100,001 and $500,000	Between $100,001 and $500,000

*	Dollar ranges do not reflect interests owned by a Portfolio Manager in collective investment trust funds managed by the Advisor, which may have investment objectives, policies and strategies substantially similar to those of a series of the Fund.
**	Holdings information as of October 31, 2022.

4.	The information relating to Mr. Busheri in the “Management of Other Portfolios” table in the “Portfolio Managers” section of the SAI is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MN SAI Supp 1.30.23